Document And Entity Information	3 Months Ended
Jan. 31, 2015
Document Information [Line Items]
Entity Registrant Name	REALBIZ MEDIA GROUP, INC
Entity Central Index Key	0001430523
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan. 31, 2015